Tax Payable - Schedule of Tax Payable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Tax Payable [Abstract]
Income tax payable	$ 598,661	$ 331,612
Other tax payables	206,723	117,673
Total	$ 805,384	$ 449,285